Investment Objectives and Goals	Jan. 28, 2026
State Farm Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	State Farm Growth Fund (STFGX) FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	State Farm Growth Fund (the “Fund” or the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income.
State Farm Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	State Farm Balanced Fund (STFBX) FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	State Farm Balanced Fund (the “Fund” or the “Balanced Fund”) seeks long-term growth of capital while providing some current income.
State Farm Interim Fund
Prospectus [Line Items]
Risk/Return [Heading]	State Farm Interim Fund (SFITX) FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	State Farm Interim Fund (the “Fund” or the “Interim Fund”) seeks to provide investment results approximating the performance of the Bloomberg 1-5 Year U.S. Treasury Index.
State Farm Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	State Farm Municipal Bond Fund (SFBDX) FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Farm Municipal Bond Fund (the “Fund” or the “Municipal Bond Fund”) seeks as high rate of income exempt from federal income taxes as is consistent with prudent investment management.